Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Schedule of compensation for the Company's key management personnel	Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$4,986	$3,303	$3,334
Post-employment benefits	81	71	68
Share-based payments	58,531	12,053	15,509
	$63,598	$15,427	$18,911

Board of directors:
Cash remuneration	$585	$480	$455
Share-based payments	2,040	1,780	1,741
	$2,625	$2,260	$2,196